Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Financial Instruments
Cash and cash equivalents	$ 267,668	$ 129,410
Restricted cash		346
Equity participation ZIM		423,024
Book Value
Financial Instruments
Cash and cash equivalents	267,668	129,410
Restricted cash		346
Equity participation ZIM		423,024
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	175,250	842,035
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	175,250	842,035
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	255,868	300,000
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	$ 262,766	$ 300,000